Group Information - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 431	€ 394	€ 436
Cost of non-executive directors		465	424
Share-based payment plan expenses			1,078
Total	€ 431	€ 859	€ 1,938